Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of revenues for customers that accounted for more than 10% of the Partnership’s revenues during the years ended December 31, 2016, 2015 and 2014. All of these customers are subsidiaries of major international oil companies, except KNOT, which was chartering the WindsorKnutsen from July 2014 until the vessel was redelivered to Shell in October 2015.

	Year Ended December 31,
(U.S. Dollars in thousands)	2016		2015		2014
Eni Trading and Shipping S.p.A.	$47,001	27%	$46,806	30%	$23,512	21%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,236	26%	40,618	26%	25,666	23%
Statoil ASA	21,760	13%	23,203	15%	22,263	20%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	20,904	12%	19,789	13%	20,338	18%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$20,496	12%	4,466	3%	12,124	11%
Standard Marine Tønsberg, a subsidiary of ExxonMobil	$17,482	10%	3,637	2%	12,124	—%
KNOT	—	—	$16,231	11%	$8,880	8%